SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Deferred offering costs			$ 1,400,000
Revenue percentage		8.00%
Amount collected from customers	$ 103,699	$ 226,417
Accounts payable to government	8,988		12,368
Company received government subsidies	$ 5,284	4,863
Effective likelihood income tax	greater than 50% likelihood
Unrecognized uncertain tax	$ 0	$ 0	$ 0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	1.3662		1.3552
Minimum [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	1		1